T. ROWE PRICE REAL ASSETS FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 91.3%
CONSUMER DISCRETIONARY 0.6%

Hotels, Resorts, & Cruise Lines 0.6%
Hilton Worldwide Holdings	243,857	16,641
Total Consumer Discretionary		16,641
CONSUMER STAPLES 0.3%

Packaged Foods & Meats 0.3%
Sanderson Farms	56,425	6,958
Total Consumer Staples		6,958
ENERGY 9.2%

Integrated Oil & Gas 3.8%
Chevron	166,218	12,044
Eni (EUR)	536,262	5,329
Equinor (NOK)	1,182,488	14,741
Exxon Mobil	83,533	3,172
Galp Energia (EUR)	1,129,397	12,916
Suncor Energy	445,060	7,032
TOTAL (EUR)	1,166,890	43,967
		99,201
Oil & Gas Equipment & Services 1.1%
Apergy (1)	434,400	2,498
Cactus, Class A	121,836	1,413
Enerflex (CAD)	413,600	1,713
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $2,530 (1)(2)(3)(4)	2,530,088	1,872
Halliburton	618,069	4,234
Liberty Oilfield Services, Class A	527,274	1,418
Schlumberger	568,871	7,674
TechnipFMC	284,400	1,917
Tenaris (EUR)	795,233	4,798
TGS NOPEC Geophysical (NOK)	163,773	1,819
		29,356

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Oil & Gas Exploration & Production 3.1%
Aker BP (NOK)	259,653	3,257
Concho Resources	335,060	14,357
ConocoPhillips	473,068	14,571
Contango Oil & Gas (1)	780,917	1,171
Continental Resources	406,601	3,107
Devon Energy	366,317	2,531
Diamondback Energy	181,914	4,766
EOG Resources	379,816	13,643
Kelt Exploration (CAD) (1)	922,179	721
Kosmos Energy	1,117,644	1,001
Lundin Energy (SEK)	390,271	7,367
Magnolia Oil & Gas, Class A (1)	593,555	2,374
Parsley Energy, Class A	209,329	1,200
Pioneer Natural Resources	145,635	10,216
WPX Energy (1)	563,408	1,718
		82,000
Oil & Gas Refining & Marketing 0.3%
Marathon Petroleum	141,047	3,332
Phillips 66	75,944	4,074
		7,406
Oil & Gas Storage & Transportation 0.9%
Enbridge	169,726	4,937
Plains GP Holdings, Class A	66,900	375
TC Energy	358,854	15,897
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost
$112 (1)(2)(3)	37	143
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost $2,704 (1)(2)(3)	759	2,921
		24,273
Total Energy		242,236
INDUSTRIALS & BUSINESS SERVICES 2.9%

Agricultural & Farm Machinery 0.5%
AGCO	73,565	3,476
Deere	36,700	5,070

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Toro	88,916	5,788
		14,334
Construction & Engineering 0.4%
Jacobs Engineering Group	91,525	7,255
Valmont Industries	27,104	2,873
		10,128
Construction Machinery & Heavy Trucks 0.5%
Bucher Industries (CHF)	15,687	4,134
Caterpillar	70,000	8,123
		12,257
Diversified Support Services 0.2%
Shurgard Self Storage (EUR)	166,095	4,927
		4,927
Electrical Components & Equipment 0.2%
Schneider Electric (EUR)	54,918	4,642
		4,642
Industrial Machinery 1.0%
Epiroc, B Shares (SEK)	584,269	5,759
Metso (EUR)	86,722	2,044
Rotork (GBP)	865,826	2,291
Sandvik (SEK)	430,560	6,056
Valmet (EUR)	200,754	3,897
Wartsila (EUR)	412,540	3,013
Weir Group (GBP)	326,262	2,902
		25,962
Railroads 0.1%
Union Pacific	22,600	3,187
		3,187
Total Industrials & Business Services		75,437
INFORMATION TECHNOLOGY 0.2%
Semiconductor Equipment 0.2%
Entegris	95,100	4,258
Total Information Technology		4,258

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MATERIALS 39.4%

Aluminum 0.5%
Alumina (AUD)	6,686,479	5,992
Aluminum of China, Class H (HKD) (1)	4,780,000	939
Hindalco Industries (INR)	1,137,829	1,421
Norsk Hydro (NOK)	1,624,604	3,503
Press Metal Aluminium Holdings Bhd (MYR)	1,410,300	1,079
		12,934
Commodity Chemicals 0.2%
Westlake Chemical	142,549	5,441
		5,441
Copper 1.8%
Antofagasta (GBP)	836,776	7,992
ERO Copper (CAD) (1)	605,564	4,548
First Quantum Minerals (CAD)	826,777	4,224
Freeport-McMoRan	1,185,500	8,002
Jiangxi Copper, Class H (HKD)	1,296,000	1,189
KGHM Polska Miedz (PLN) (1)	114,208	1,633
Lundin Mining (CAD)	2,022,927	7,604
OZ Minerals (AUD)	711,278	3,173
Southern Copper	349,040	9,829
		48,194
Diversified Chemicals 0.1%
Huntsman	256,450	3,701
		3,701
Diversified Metals & Mining 11.9%
Anglo American (GBP)	687,837	12,053
BHP Group (AUD)	5,657,301	102,631
BHP Group (GBP)	904,764	14,042
Boliden (SEK)	1,436,531	25,771
China Molybdenum, Class H (HKD)	3,888,000	1,069
Glencore (GBP)	7,409,602	11,215
Grupo Mexico, Series B (MXN)	2,256,988	4,185
IGO (AUD)	2,666,053	6,849

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Korea Zinc (KRW)	5,840	1,699
Mitsubishi Materials (JPY)	78,100	1,597
MMC Norilsk Nickel (RUB)	47,592	11,535
Rio Tinto (GBP)	1,920,176	88,025
Rio Tinto (AUD)	103,331	5,324
South32 (AUD)	10,843,193	11,970
Sumitomo Metal Mining (JPY)	503,300	10,290
Teck Resources, Class B	351,370	2,656
Vedanta (INR)	1,159,094	986
		311,897
Fertilizers & Agricultural Chemicals 0.5%
CF Industries Holdings	302,894	8,239
Yara International (NOK)	150,212	4,749
		12,988
Forest Products 0.3%
Svenska Cellulosa, Class B (SEK) (1)	322,298	3,189
West Fraser Timber (CAD)	228,800	4,364
		7,553
Gold 10.5%
Agnico Eagle Mines (CAD)	343,654	13,719
Alacer Gold (CAD) (1)	122,512	395
Alamos Gold, Class A (CAD)	197,059	990
Anglogold Ashanti (ZAR)	576,351	9,764
B2Gold (CAD)	468,948	1,420
Barrick Gold (CAD)	2,342,892	43,052
Centamin (GBP)	439,581	653
Centerra Gold (CAD) (1)	106,132	631
Cia de Minas Buenaventura, ADR	311,088	2,268
Coeur Mining (1)	105,593	339
Dundee Precious Metals (CAD)	64,565	204
Eldorado Gold (CAD) (1)	70,443	438
Endeavour Mining (CAD) (1)	32,751	466
Equinox Gold (CAD) (1)	62,000	414
Evolution Mining (AUD)	625,129	1,461
Franco-Nevada (CAD)	380,311	37,999

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Gold Fields (ZAR)	1,003,901	4,899
Gold Road Resources (AUD) (1)	289,751	246
Harmony Gold Minning, ADR (1)	205,826	449
IAMGOLD (CAD) (1)	205,311	467
Kinross Gold (CAD) (1)	1,881,343	7,553
Kirkland Lake Gold (CAD)	944,913	27,831
Newcrest Mining (AUD)	1,024,017	14,063
Newmont	1,050,147	47,551
Newmont (CAD)	103,060	4,611
Northern Star Resources (AUD)	3,264,271	21,146
Novagold Resources (CAD) (1)	115,132	849
OceanaGold (CAD)	319,137	306
Osisko Gold Royalties (CAD)	50,315	375
Perseus Mining (AUD) (1)	5,099,469	2,898
Polymetal International (RUB)	286,009	4,886
Polyus (RUB)	36,710	4,961
Pretium Resources (CAD) (1)	85,010	485
Regis Resources (AUD)	223,843	497
Resolute Mining (AUD) (1)	466,458	231
Royal Gold	28,874	2,533
Sandstorm Gold (CAD) (1)	76,878	385
Saracen Mineral Holdings (AUD) (1)	432,969	974
SEMAFO (CAD) (1)	146,213	284
Shandong Gold Mining, A Shares (CNH)	68,500	329
Sibanye Stillwater (ZAR) (1)	2,685,307	3,389
Silver Lake Resources (AUD) (1)	381,109	324
SSR Mining (CAD) (1)	54,270	619
St Barbara (AUD)	304,039	401
Teranga Gold (CAD) (1)	49,208	242
Torex Gold Resources (CAD) (1)	37,770	366
Wesdome Gold Mines (CAD) (1)	61,112	321
Yamana Gold (CAD)	453,155	1,259
Zhaojin Mining Industry, Class H (HKD)	1,417,000	1,424
Zijin Mining Group, Class H (HKD)	9,164,000	3,432
		274,799

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Industrial Gases 1.9%
Air Products & Chemicals	117,443	23,443
Linde	146,214	25,295
		48,738
Metal & Glass Containers 0.8%
Ball	206,565	13,356
Silgan Holdings	137,500	3,990
Verallia (EUR) (1)	169,682	4,165
		21,511
Paper Packaging 1.2%
Avery Dennison	58,753	5,985
International Paper	276,016	8,592
Packaging Corp. of America	141,700	12,304
Westrock	154,800	4,375
		31,256
Paper Products 0.4%
Domtar	161,100	3,486
Mondi (GBP)	426,822	7,203
		10,689
Precious Metals & Minerals 1.4%
Alrosa (RUB)	9,036,380	7,274
Anglo American Platinum (ZAR)	168,576	7,042
Asahi Holdings (JPY)	83,400	1,749
Impala Platinum Holdings (ZAR)	2,882,654	12,011
Industrias Penoles (MXN)	486,766	3,271
Northam Platinum (ZAR) (1)	1,230,921	4,697
Osisko Mining (CAD) (1)	450,166	713
Silvercrest Metals (CAD) (1)	204,142	1,069
		37,826
Silver 0.5%
Wheaton Precious Metals (CAD)	482,917	13,290
		13,290
Specialty Chemicals 2.9%
Akzo Nobel (EUR)	85,330	5,612

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Croda International (GBP)	91,621	4,834
Koninklijke DSM (EUR)	97,578	10,977
PPG Industries	127,880	10,691
Quaker Chemical	52,347	6,610
RPM International	210,582	12,530
Sherwin-Williams	27,621	12,692
Shin-Etsu Chemical (JPY)	36,400	3,578
Symrise (EUR)	55,717	5,154
Victrex (GBP)	162,455	3,924
		76,602
Steel 4.5%
ArcelorMittal (EUR)	624,545	5,896
Baoshan Iron & Steel, A Shares (CNH)	849,800	580
BlueScope Steel (AUD)	524,504	2,746
China Steel (TWD)	11,929,000	7,472
Eregli Demir ve Celik Fabrikalari (TRY)	1,521,399	1,724
Evraz (GBP)	526,484	1,506
Fortescue Metals Group (AUD)	1,724,409	10,568
Hitachi Metals (JPY)	218,400	2,293
Hyundai Steel (KRW)	84,264	1,232
Inner Mongolia Baotou Steel Union, A Shares (CNH)	3,649,060	587
JFE Holdings (JPY)	505,600	3,276
JSW Steel (INR)	883,258	1,690
Kumba Iron Ore (ZAR)	65,178	1,016
Magnitogorsk Iron & Steel Works (RUB)	2,350,200	1,132
Maruichi Steel Tube (JPY)	59,300	1,420
Nanjing Iron & Steel, A Shares (CNH)	1,376,300	604
Nippon Steel (JPY)	831,600	7,089
Novolipetsk Steel (RUB)	1,302,550	2,016
Nucor	331,528	11,942
Pangang Group Vanadium Titanium & Resources, A Shares
(CNH) (1)	1,918,655	596
POSCO (KRW)	79,621	10,477
Severstal (RUB)	227,587	2,470
Steel Dynamics	234,148	5,278
Tata Steel (INR)	373,849	1,327

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

thyssenkrupp (EUR) (1)	439,701	2,316
Vale (BRL)	3,528,684	29,337
voestalpine (EUR)	114,901	2,318
		118,908
Total Materials		1,036,327
REAL ESTATE 36.6%

Diversified Real Estate Activities 1.8%
Hang Lung Properties (HKD)	3,564,000	7,187
Heiwa Real Estate (JPY)	204,600	5,286
Mitsubishi Estate (JPY)	539,400	7,967
Mitsui Fudosan (JPY)	630,400	10,915
Sun Hung Kai Properties (HKD)	1,207,000	15,780
		47,135
Diversified Real Estate Investment Trusts 1.1%
Alexander & Baldwin, REIT	172,878	1,940
Concentradora Fibra Danhos (MXN)	1,506,424	1,232
Gecina (EUR)	48,404	6,369
Mirvac Group (AUD)	3,749,962	4,764
PS Business Parks, REIT	49,478	6,705
VEREIT, REIT	217,498	1,064
WP Carey, REIT	108,619	6,309
		28,383
Health Care Real Estate Investment Trusts 2.0%
Healthcare Realty Trust, REIT	843,877	23,570
Healthcare Trust of America, Class A, REIT	779,055	18,915
Welltower, REIT	206,579	9,457
		51,942
Hotel & Resort Real Estate Investment Trusts 1.0%
Hoshino Resorts REIT (JPY)	662	2,041
Host Hotels & Resorts, REIT	670,245	7,400
Pebblebrook Hotel Trust, REIT	97,915	1,066
Sunstone Hotel Investors, REIT	1,768,175	15,401
		25,908

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Industrial Real Estate Investment Trusts 6.5%
EastGroup Properties, REIT	90,143	9,418
First Industrial Realty Trust, REIT	66,497	2,210
Goodman Group (AUD)	1,150,400	8,432
Industrial & Infrastructure Fund Investment (JPY)	4,566	6,184
Mapletree Industrial Trust (SGD)	5,175,800	8,789
Mapletree Logistics Trust (SGD)	2,799,600	3,101
Mitsui Fudosan Logistics Park (JPY)	2,077	8,786
Nippon Prologis REIT (JPY)	3,388	8,525
Prologis, REIT	970,937	78,034
Rexford Industrial Realty, REIT	289,994	11,893
Summit Industrial Income REIT (CAD)	661,337	4,168
Terreno Realty, REIT	403,501	20,881
		170,421
Office Real Estate Investment Trusts 6.5%
Alexandria Real Estate Equities, REIT	225,413	30,895
Allied Properties Real Estate Investment Trust (CAD)	120,694	3,837
Boston Properties, REIT	51,991	4,795
Derwent London (GBP)	274,254	11,079
Douglas Emmett, REIT	952,560	29,063
Great Portland Estates (GBP)	1,070,238	9,017
Highwoods Properties, REIT	167,247	5,924
Hudson Pacific Properties, REIT	362,703	9,198
Inmobiliaria Colonial Socimi (EUR)	669,326	6,309
JBG SMITH Properties, REIT	615,388	19,588
Kilroy Realty, REIT	175,036	11,150
Mori Hills REIT Investment (JPY)	1,602	2,142
Paramount Group, REIT	82,025	722
SL Green Realty, REIT	456,173	19,661
Vornado Realty Trust, REIT	215,448	7,801
		171,181
Real Estate Development 0.2%
Shimao Property Holdings (HKD)	1,443,500	5,003
		5,003

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Real Estate Operating Companies 1.9%
Deutsche Wohnen (EUR)	370,770	14,052
Grainger (GBP)	1,603,384	5,102
Hongkong Land Holdings	1,274,600	4,769
Hufvudstaden, A Shares (SEK)	288,449	3,941
Kojamo (EUR)	570,835	10,780
PSP Swiss Property (CHF)	87,909	10,993
		49,637
Residential Real Estate Investment Trusts 8.2%
American Campus Communities, REIT	972,139	26,977
AvalonBay Communities, REIT	334,139	49,175
Camden Property Trust, REIT	420,522	33,322
Canadian Apartment Properties (CAD)	230,578	6,978
Equity LifeStyle Properties, REIT	256,693	14,755
Equity Residential, REIT	630,714	38,921
Essex Property Trust, REIT	132,244	29,126
Nippon Accommodations Fund (JPY)	1,709	9,298
UNITE Group (GBP)	648,028	6,467
		215,019
Retail Real Estate Investment Trusts 2.4%
Acadia Realty Trust, REIT	811,498	10,055
Charter Hall Retail REIT (AUD)	772,608	1,476
Federal Realty Investment Trust, REIT	152,767	11,398
Frasers Centrepoint Trust (SGD)	1,685,000	2,636
National Retail Properties, REIT	36,503	1,175
Realty Income, REIT	67,694	3,375
Regency Centers, REIT	281,263	10,809
Shaftesbury (GBP)	314,249	2,396
Simon Property Group, REIT	307,195	16,853
Spirit Realty Capital, REIT	17,912	468
Urban Edge Properties, REIT	385,930	3,400
		64,041
Specialized Real Estate Investment Trusts 5.0%
CubeSmart, REIT	696,985	18,672
CyrusOne, REIT	71,270	4,401

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Digital Realty Trust, REIT	189,547	26,330
EPR Properties, REIT	15,581	378
Equinix, REIT	49,556	30,951
Public Storage, REIT	197,276	39,181
Rayonier, REIT	383,405	9,029
Weyerhaeuser, REIT	255,812	4,336
		133,278
Total Real Estate		961,948
UTILITIES 1.6%
Electric Utilities 1.1%
American Electric Power	73,747	5,898
Entergy	72,200	6,785
NextEra Energy	50,547	12,162
Xcel Energy	94,773	5,715
		30,560
Gas Utilities 0.1%
Atmos Energy	32,664	3,241
		3,241
Multi-Utilities 0.4%
Ameren	59,100	4,304
Sempra Energy	47,663	5,386
		9,690
Total Utilities		43,491
Total Miscellaneous Common Stocks 0.5% (5)		13,249
Total Common Stocks (Cost $2,602,981)		2,400,545

PREFERRED STOCKS 0.1%
MATERIALS 0.1%
Steel 0.1%
Gerdau (BRL) (6)	1,181,900	2,274
Total Materials		2,274
Total Preferred Stocks (Cost $4,544)		2,274

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 1.4%
CONSUMER STAPLES 0.1%
Agricultural Products 0.1%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $2,712 (1)(2)(3)	146,876	2,533
Total Consumer Staples		2,533
UTILITIES 1.3%
Electric Utilities 0.9%
American Electric Power, 6.125%, 3/15/22	129	6,200
NextEra Energy, 5.279%, 3/1/23	269	11,903
Southern, Series A, 6.75%, 8/1/22	145	6,691
		24,794
Multi-Utilities 0.4%
Dominion Energy, 7.25%, 6/1/22	40	3,769
Sempra Energy, Series A, 6.00%, 1/15/21	9	836
Sempra Energy, Series B, 6.75%, 7/15/21	52	4,925
		9,530
Total Utilities		34,324
Total Convertible Preferred Stocks (Cost $36,020)		36,857

CORPORATE BONDS 0.0%
Continental Resources, 5.00%, 9/15/22	970,000	606
Hess, 4.30%, 4/1/27	558,000	412
Total Corporate Bonds (Cost $1,090)		1,018

EQUITY MUTUAL FUNDS 2.5%
Real Estate Select Sector SPDR Fund	2,126,056	65,908
Total Equity Mutual Funds (Cost $81,034)		65,908

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

			Shares/Par	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 4.0%
Money Market Funds 3.2%
T. Rowe Price Treasury Reserve Fund, 0.93% (7)(8)			85,104,194	85,104
Total Money Market Funds				85,104

U. S. Treasury Obligations 0.8%
U. S. Treasury Bills, 0.10%, 2/25/21			98,000	98
U. S. Treasury Bills, 1.11%, 4/9/20 (9)			14,693,000	14,693
U. S. Treasury Bills, 0.00%, 9/17/20			5,590,000	5,587
Total U. S. Treasury Obligations				20,378

Total Short-Term Investments (Cost $105,480)				105,482

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.3%
OTC Options Purchased 0.3%
Counterparty	Description	Contracts	Notional Amount	$ Value
Morgan	iShares U. S. Real Estate ETF, Put,
Stanley	6/19/20 @ $94.00 (1)	1	21,873	7,891
Total OTC Options Purchased (Cost $443)				7,891
Total Options Purchased (Cost $443)				7,891
Total Investments in Securities 99.6%
(Cost $2,831,592)				$2,619,975
Other Assets Less Liabilities 0.4%				9,597
Net Assets 100.0%				$2,629,572

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $7,469 and represents 0.3% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.
(5)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(7)	Affiliated Companies
(8)	Seven-day yield
(9)	At March 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore China Renminbi
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
OTC	Over-the-counter
PLN	Polish Zloty
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U. S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

(Amounts in 000s)
SWAPS (0.0)%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

BILATERAL SWAPS (0.0)%

Total Return Swaps (0.0)%

Morgan Stanley, Pay Underlying Reference:
VanEck Vectors Gold Miners ETF At Maturity,
Receive Variable 0.61% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22	2,283	(56)	—	(56)

Morgan Stanley, Pay Underlying Reference:
VanEck Vectors Gold Miners ETF At Maturity,
Receive Variable 0.77% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22	718	38	—	38

Total Total Return Swaps			—	(18)

Total Bilateral Swaps			—	(18)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

(Amounts in 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
Barclays Bank	4/7/20	EUR	7,057	USD 8,088	$ (303)
BNP Paribas	4/7/20	EUR	7,300	USD 8,270	(216)
UBS Investment Bank	4/7/20	JPY	5,436,820	USD 50,204	379
Net unrealized gain (loss) on open forward
currency exchange contracts					$ (140)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 291 S&P 500 E-Mini Index contracts	6/20	37,389	$2,650
Long, 426 S&P/TSX 60 Index contracts	6/20	49,293	6,361
Long, 73 SPI 200 contracts	6/20	5,735	48
Net payments (receipts) of variation margin to date			(8,338)

Variation margin receivable (payable) on open futures contracts			$721

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Treasury Reserve
Fund	$	—#	$—	$538	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
T. Rowe Price Treasury
Reserve Fund	$128,332	¤	¤	$85,104	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $538 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $85,104.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Real Assets Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE REAL ASSETS FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the

T. ROWE PRICE REAL ASSETS FUND

issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,244,760	$ 1,150,849	$ 4,936	$ 2,400,545
Preferred Stocks	—	2,274	—	2,274
Convertible Preferred Stocks	—	34,324	2,533	36,857
Fixed Income Securities[1]	—	1,018	—	1,018
Equity Mutual Funds	65,908	—	—	65,908
Short-Term Investments	85,104	20,378	—	105,482
Options Purchased	—	7,891	—	7,891
Total Securities	1,395,772	1,216,734	7,469	2,619,975
Forward Currency Exchange Contracts	—	379	—	379
Futures Contracts	721	—	—	721
Swaps		38		38
Total	$1,396,493	$ 1,217,151	$ 7,469	$ 2,621,113
Liabilities
Forward Currency Exchange Contracts	$—	$ 519	$ —	$ 519
Swaps		56		56
Total	$—	$ 575	$ —	$ 575

[1] Includes Corporate Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(2,624,000) for the period ended March 31, 2020.

($000s)	Beginning Balance	Gain (Loss) During		Ending Balance
	1/1/20	Period	Total Sales	3/31/20
Investment in Securities
Common Stocks	$6,669	$(1,733)	$–	$4,936
Convertible
Preferred Stocks	3,424	(891)	–	2,533
Bank Loans	3,020	38	(3,058)	–
Total	$13,113	$(2,586)	$(3,058)	$7,469